CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Class A common stock	Common Stock Class B common stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Jan. 14, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 14, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder at approximately $0.002 per share		$ 1,725	23,275		25,000
Issuance of common stock to initial stockholder (in shares)		17,250,000
Balance at Jan. 24, 2020		$ 1,725	23,275	(928)	24,072
Balance at the ending (in shares) at Jan. 24, 2020		17,250,000
Balance at Jan. 14, 2020	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 14, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to initial stockholder at approximately $0.002 per share		$ 1,725	23,275		25,000
Issuance of common stock to initial stockholder (in shares)		17,250,000
Sale of Units to the public at $10.00 per unit	$ 6,900		689,993,100		690,000,000
Sale of Units to the public at $10.00 per unit (in shares)	69,000,000
Underwriters' discount and offering expenses			(38,586,442)		(38,586,442)
Sale of 10,033,333 Private Placement Warrants at $1.50 per warrant			15,050,000		15,050,000
Class A common stock subject to possible redemption	$ (6,616)		(661,614,004)		(661,620,620)
Class A common stock subject to possible redemption (in shares)	(66,162,062)
Net income (loss)				132,070	132,070
Balance at Mar. 31, 2020	$ 284	$ 1,725	4,865,929	132,070	5,000,008
Balance at the ending (in shares) at Mar. 31, 2020	2,837,938	17,250,000
Balance at Jan. 14, 2020	$ 0	$ 0	0	0	0
Balance at the beginning (in shares) at Jan. 14, 2020	0	0
Balance at Sep. 30, 2020	$ 291	$ 1,725	5,480,502	(482,508)	5,000,010
Balance at the ending (in shares) at Sep. 30, 2020	2,909,621	17,250,000
Balance at Mar. 31, 2020	$ 284	$ 1,725	4,865,929	132,070	5,000,008
Balance at the beginning (in shares) at Mar. 31, 2020	2,837,938	17,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption			31,730		31,730
Class A common stock subject to possible redemption (in shares)	3,173
Additional offering expenses			(102,250)		(102,250)
Net income (loss)				70,522	70,522
Balance at Jun. 30, 2020	$ 284	$ 1,725	4,795,409	202,592	5,000,010
Balance at the ending (in shares) at Jun. 30, 2020	2,841,111	17,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A common stock subject to possible redemption	$ 7		685,093		685,100
Class A common stock subject to possible redemption (in shares)	68,510
Net income (loss)				(685,100)	(685,100)
Balance at Sep. 30, 2020	$ 291	$ 1,725	$ 5,480,502	$ (482,508)	$ 5,000,010
Balance at the ending (in shares) at Sep. 30, 2020	2,909,621	17,250,000